                                                       -------------------------
                                                       OMB Approval
                                                       -------------------------
                                                       OMB Number: 3235-0570
                                                       Expires: August 31, 2010
                                                       Estimated average burden
                                                       hours per response: 18.9
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1630
           Southfield, Michigan                                         48034
(Address of principal executive offices)                              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. ANNUAL REPORT TO SHAREHOLDERS.

                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1630
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

November 19, 2008

To Our Shareholders:

We are pleased to send you this Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2008.

There has been much turmoil in the financial markets over the past several months. One result of this turmoil has been a reduction in the value of the Fund's bond portfolio. Since the shares of the Fund are not actively traded and the Fund usually holds its bonds until they are called or mature, we do not expect this reduction in value to have a significant long-term impact on our shareholders. The Fund plans to take advantage of the corresponding increase in interest rates by selling bonds that will be maturing within the next two to three years and purchasing longer-term bonds at higher yields when appropriate opportunities arise.

The Board of Directors, on November 3, 2008, declared quarterly dividends totaling $0.89 per share for the year ending September 30, 2009. This amount is subject to revision in September 2009 based upon actual net investment income for the year. Dividends are paid quarterly on the first business day of February, May, August and November.

Taxable dividends were also declared by the Board of Directors in order to comply with the requirements of the Internal Revenue Code. The Fund paid a total of $75,146 (approximately 5.93 cents per share) as a capital gain dividend for the period November 2007 through October 2008. In addition, the Fund paid a total of $86,751 (approximately 6.85 cents per share) as an ordinary income distribution of market discount for the period January 1 through October 31, 2008.

Both of these dividends were included in the November 2008 payment. An IRS Form 1099-DIV will be issued in January 2009 to those shareholders receiving $10 or more of either taxable dividend. An IRS Form 1099-INT will also be issued in January 2009 to shareholders receiving $10 or more of tax-exempt dividends which are reported as tax-exempt interest.

As reported to you in May, it is our understanding that the Fund is now a taxable entity under the Michigan Business Tax that went into effect on January 1, 2008.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held at 27777 Franklin Road, Suite 1630, Southfield, Michigan, on Tuesday, December 16, 2008 at 10:30 a.m. for the purpose of electing Directors and ratifying the selection of Grant Thornton LLP as our auditors.

Mark Schlussel and David Page continue to serve as independent outside Directors, and their remuneration remains at $1,500 each per meeting. In addition, the Fund pays Tauber Enterprises, LLC $39,000 annually for certain administrative services and office space rental.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber
President

KEYCO BOND FUND, INC.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR YEAR ENDED SEPTEMBER 30, 2008

The Fund's primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

NET INVESTMENT INCOME

The Fund's net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the year was $1,212,162 or $.96 per share compared with $1,166,410 or $.92 per share last year. This $45,752 change was the result of an increase of $58,703 in interest income and an increase of $12,951 in expenses, primarily due to the new Michigan Business Tax.

As of September 30, 2008, the weighted average annual yield on the Fund's portfolio was 5.1% based on cost and 5.2% based on market value.

VALUATION OF BONDS AND NET ASSET VALUE

Because the municipal bonds in the Fund's portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund's custodian, who uses a matrix pricing system.

The Fund's net asset value is calculated by subtracting the Fund's liabilities from its assets. The valuation of the Fund's most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases. When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

The net asset value of the Fund was $24,613,973 or $19.42 per share at September 30, 2008, a decrease of $1,190,914 or $.94 per share from September 30, 2007. This change is primarily the result of an increase in interest rates along with a decrease in the value of the bonds which has occurred during this period of turmoil in the financial markets.

While there was some fluctuation in interest rates during the year, at year end the rates increased significantly for mid- and long-term maturities.

The weighted average maturity was 9.5 years, somewhat greater than the prior year weighted average maturity of 8.8 years.

ASSET ALLOCATION

Based on investment fair value, the bond portfolio is allocated by state/territory as follows:

                      ASSET ALLOCATION BY STATE/TERRITORY

                                   (PIE CHART)

Michigan      46%
Texas         11%
Puerto Rico    9%
New York       9%
Other         25%

OTHER

During the year 16 bonds were either called or matured for total proceeds of $3,104,199. The Fund realized a capital gain of $75,283 which is taxable to the shareholders.

Cash from these dispositions was reinvested in bonds maturing in sixteen to twenty years. Portfolio turnover was 12.4%.

KEYCO BOND FUND, INC.
ADDITIONAL INFORMATION
SEPTEMBER 30, 2008

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may be viewed and copied at the SEC's Public Reference Room in Washington DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund's portfolio holdings, a copy of the Fund's most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

(GRANT THORNTON LOGO)

Keyco Bond Fund, Inc.

Financial Statements and Report of Independent
Registered Public Accounting Firm

For the Year Ended September 30, 2008

CONTENTS

                                                                         Page(s)
                                                                         -------
Report of Independent Registered Public Accounting Firm...............      9
Statement of Assets and Liabilities...................................     10
Statement of Operations...............................................     11
Statements of Changes in Net Assets...................................     12
Financial Highlights..................................................     13
Schedule of Portfolio Investments.....................................    14-16
Notes to Financial Statements.........................................    17-19

(GRANT THORNTON LOGO)

Report of Independent Registered Public Accounting Firm






Board of Directors and Stockholders
Keyco Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Keyco Bond Fund, Inc. ("the Fund") including the schedule of portfolio investments as of September 30, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2008 and 2007 and the financial highlights for the five years ended September 30, 2008. These financial statements, financial highlights and schedule are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements, financial highlights and schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights and schedule are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights and schedule referred to above present fairly, in all material respects, the financial position of Keyco Bond Fund, Inc. as of September 30, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the five years in the period ended September 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

/S/ GRANT THORNTON LLP

Southfield, Michigan
November 1, 2008

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008

ASSETS
Investments in securities, at fair value (cost $24,716,005)      $24,267,966
Cash                                                                 207,808
Accrued interest receivable                                          446,789
                                                                 -----------
   Total assets                                                   24,922,563
                                                                 -----------
LIABILITIES
Accounts payable                                                       4,286
Federal income tax withheld                                               58
Michigan Business Tax                                                  3,995
Dividends                                                            300,251
                                                                 -----------
   Total liabilities                                                 308,590
                                                                 -----------
NET ASSETS                                                       $24,613,973
                                                                 ===========
NET ASSETS CONSIST OF:
Capital stock, $.02 par value; 3,000,000 shares authorized;
   1,267,258 shares issued and outstanding                       $    25,345
Additional paid-in capital                                           730,733
Retained earnings prior to July 1, 1979                           24,093,500
Accumulated undistributed net investment income                      212,434
Net unrealized depreciation of investments, September 30, 2008      (448,039)
                                                                 -----------
                                                                 $24,613,973
                                                                 ===========
Net Asset Value per share
    ($24,613,973/1,267,258 shares outstanding)                   $     19.42
                                                                 ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2008

Interest income                                                            $ 1,326,303
Expenses
   Legal and accounting                                      $    80,588
   Custodial fee                                                  17,326
   Directors' fees                                                 3,000
   Miscellaneous expense                                           4,227
   Michigan Business Tax                                           9,000
                                                             -----------
      Total expenses                                                           114,141
                                                                           -----------
      Net investment income                                                  1,212,162
Realized gain on investments
   Proceeds from calls maturities                              3,104,199
   Cost of securities called or matured                        3,028,916
                                                             -----------
      Realized gain on investments                                              75,283
Unrealized depreciation of investments
   Investments held, September 30, 2008
      At cost                                                 24,716,005
      At fair value                                           24,267,966
                                                             -----------
         Unrealized depreciation, September 30, 2008            (448,039)
         Less: Unrealized appreciation, September 30, 2007       753,099
                                                             -----------
      Unrealized depreciation of investments                                (1,201,138)
                                                                           -----------
      Net loss on investments                                               (1,125,855)
                                                                           -----------
      Increase in net assets resulting from operations                     $    86,307
                                                                           ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

KEYCO BOND FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30,

                                                                 2008          2007
                                                             -----------   -----------
Net assets, beginning of year                                $25,804,887   $26,193,764
                                                             -----------   -----------
Changes in net assets from operations
   Net investment income                                       1,212,162     1,166,410
   Net realized gain on investments                               75,283        45,582
   Changes in unrealized depreciation of investments          (1,201,138)     (389,410)
                                                             -----------   -----------
      Net increase in net assets resulting from operations        86,307       822,582
Changes in net assets from capital transactions
   Dividends declared from net investment income              (1,201,938)   (1,165,877)
   Dividends declared from net capital gains                     (75,283)      (45,582)
                                                             -----------   -----------
      Total distributions                                     (1,277,221)   (1,211,459)
                                                             -----------   -----------
      Net decrease in net assets                              (1,190,914)     (388,877)
                                                             -----------   -----------
Net assets, end of period (including undistributed
   net investment income of $212,434 and $202,210
   at September 30, 2008 and 2007)                           $24,613,973   $25,804,887
                                                             ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements for the years ended September 30.

                                                           2008      2007      2006      2005      2004
                                                         -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $ 20.36   $ 20.67   $ 21.00   $ 21.32   $ 21.51
Net investment income                                       0.96      0.92      0.97      0.93      1.01
Net realized and unrealized gain (loss) on investments     (0.89)    (0.27)    (0.31)    (0.29)    (0.16)
                                                         -------   -------   -------   -------   -------
      Total from investment operations                      0.07      0.65      0.66      0.64      0.85
                                                         -------   -------   -------   -------   -------
Less distributions from
   Net investment income                                   (0.95)    (0.92)    (0.97)    (0.93)    (1.01)
   Net realized gain on investments                        (0.06)    (0.04)    (0.02)    (0.03)    (0.03)
                                                         -------   -------   -------   -------   -------
      Total distributions                                  (1.01)    (0.96)    (0.99)    (0.96)    (1.04)
                                                         -------   -------   -------   -------   -------
Net asset value, end of period                           $ 19.42   $ 20.36   $ 20.67   $ 21.00   $ 21.32
                                                         =======   =======   =======   =======   =======
TOTAL  RETURN PER SHARE NET ASSET VALUE (a)                  0.3%      3.1%      3.1%      3.0%      4.0%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                      $24,614   $25,805   $26,194   $26,610   $27,022
Ratio of net investment income to average net assets         4.7%      4.5%      4.7%      4.4%      4.7%
Ratio of expenses to average net assets                      0.4%      0.4%      0.4%      0.3%      0.3%
Portfolio turnover rate                                     12.4%     11.2%      4.7%     10.9%      5.2%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2008

                                                                         PRINCIPAL                      FAIR
              LONG-TERM STATE AND MUNICIPAL OBLIGATIONS                    AMOUNT         COST         VALUE
---------------------------------------------------------------------   -----------   -----------   -----------
MICHIGAN (46.5% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                   $   425,000   $   441,093   $   447,219
Detroit, Michigan, FSA, Series A, 5%, April 2019                            640,000       601,811       632,800
Detroit, Michigan, City School District, 5.5%, May 2020                     385,000       398,463       415,781
Detroit, Michigan, City School District, 5%, May 2022                       500,000       517,300       533,635
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                 250,000       250,000       263,743
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                 350,000       363,702       325,301
Dundee, Michigan, Community School District, 5.375%, May 2020               365,000       359,525       381,418
Ferndale, Michigan, School District, 5%, May 2022                           450,000       474,485       455,481
Grand Ledge, Michigan, Public Schools, 5%, May 2022                         400,000       432,496       378,588
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                              145,000       140,959       146,595
Livonia, Michigan, Public Schools, 5.75%, May 2018                          380,000       395,200       399,285
Macomb County, Michigan, Building Authority, 5%, March 2021                 500,000       500,000       517,565
Madison, Michigan, District Public Schools, 5.125%, May 2018                750,000       711,555       761,857
Michigan Municipal Bond Authority Revenue, Clean Water,
 State Revolving Fund, 5%, October 2022                                     325,000       347,633       322,416
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                                   535,000       554,389       524,498
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                             270,000       281,257       255,658
Michigan State Trunk Line, Series A, 4.75%, November 2020                   120,000       107,835       118,800
Novi, Michigan, Building Authority, 5.6%, October 2019                      420,000       458,161       448,409
Rockford, Michigan, Public Schools, 5%, May 2028                            400,000       415,496       377,008
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                 85,000        79,354        86,266
Utica, Michigan, Community Schools, 5%, May 2020                            400,000       423,232       405,712
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019             500,000       534,250       534,345
Wayland, Michigan, Union School District, 5%, May 2026                      650,000       678,178       628,478
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                            135,000       136,832       136,841
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                            500,000       526,803       506,820
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                            325,000       332,079       329,238
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022       125,000       127,302       133,289
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022       440,000       448,105       440,462
Wyandotte, Michigan, Downtown Development, 6.25%, December 2008             160,000       155,187       160,992
Zeeland, Michigan, Public Schools, 5%, May 2023                             225,000       235,348       215,988
                                                                        -----------   -----------   -----------
                                                                         11,155,000    11,428,030    11,284,488
                                                                        -----------   -----------   -----------

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - CONTINUED
SEPTEMBER 30, 2008

                                                                        PRINCIPAL                FAIR
                 LONG-TERM STATE AND MUNICIPAL OBLIGATIONS                AMOUNT      COST       VALUE
---------------------------------------------------------------------   ---------   --------   --------
ALL OTHER STATES AND TERRITORIES (53.5% OF INVESTMENT FAIR VALUE)
California State Various Purposes, 5%, June 2024                         $475,000   $483,716   $449,873
Colorado State Board of Governors University Enterprise System
   Revenue, 5.25%, March 2027                                             200,000    214,120    195,378
Collier County, Florida, School Board Certificates of Participation,
   4.625%, February 2026                                                  425,000    441,515    370,443
Florida State Turnpike Authority, Turnpike Revenue, Department of
   Transportation, 5%, July 2027                                          500,000    500,000    474,260
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014        705,000    681,259    787,485
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009        700,000    622,804    720,146
Illinois State, 4.85%, October 2024                                       425,000    435,625    404,184
Southern Illinois University Revenue, 5%, April 2026                      750,000    798,225    729,547
Lawrence, Massachusetts, State Qualified, 5%, April 2027                  500,000    531,910    487,630
Clark County, Nevada, 5%, November 2024                                   300,000    324,111    285,099
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                              500,000    463,270    569,155
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                   310,000    299,541    316,817
Metropolitan Transportation Authority, New York, Revenue, 5%,
   November 2025                                                          350,000    361,494    326,683
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022              325,000    347,051    309,689
New York, New York, TCRS, Series M, 5%, April 2025                        315,000    323,026    294,537
New York, New York, City Transitional Finance Authority Future
   Tax Secured Refunding, Series A-1, 4.375%, November 2024               500,000    498,350    451,655
Western Nassau County, New York, Water Authority, Water
   System Revenue, 5%, May 2024                                           500,000    523,050    488,870
Toledo, Ohio, City School District, 5%, December 2025                     250,000    258,100    241,325
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                               285,000    283,165    298,181
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                      500,000    544,085    537,105
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%,
   July 2023                                                              575,000    617,038    521,847
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                         435,000    454,144    444,261
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                       565,000    560,231    599,267

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - CONTINUED
SEPTEMBER 30, 2008

                                                                       PRINCIPAL                     FAIR
              LONG-TERM STATE AND MUNICIPAL OBLIGATIONS                  AMOUNT         COST         VALUE
-------------------------------------------------------------------   -----------   -----------   -----------
ALL OTHER STATES AND TERRITORIES (CONTINUED)
Canutillo, Texas, Independent School District, 5%, August 2023        $   450,000   $   458,931   $   455,000
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                          445,000       452,952       449,828
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                           35,000        35,626        35,113
Corpus Christi, Texas, Business and Job Development Corporate Sales
   Tax Revenue, 5%, September 2021                                        475,000       483,906       470,084
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018           500,000       527,364       524,255
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020         730,000       763,366       745,761
                                                                      -----------   -----------   -----------
                                                                       13,025,000    13,287,975    12,983,478
                                                                      -----------   -----------   -----------
   Total investments                                                  $24,180,000   $24,716,005   $24,267,966
                                                                      ===========   ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     SECURITY VALUATION

     The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund's custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund's policies require that the Board of Directors ("Board") be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board. The ability of issuers of debt instruments held by the Fund to meet their obligations may be affected by economic and political developments in a specific state or region.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosures about fair value measurements. This statement applies to companies that require or permit fair value measurements such as the Fund. This statement does not require any additional new fair value measurements or procedures and will be effective for the Fund's fiscal year beginning October 1, 2008. At this time the Fund does not expect the adoption of SFAS No. 157 to have a material impact on its financial position or results of operations.

     FEDERAL INCOME TAXES

     It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

     The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income                $ 212,434
Gross unrealized appreciation         $  594,546
Gross unrealized depreciation          1,042,585
                                      ----------
Net unrealized depreciation                         (448,039)
                                                   ---------
                                                   $(235,605)
                                                   =========

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

     FEDERAL INCOME TAXES - CONTINUED

     The tax character of distributions paid was as follows:

                          SEPTEMBER 30,   SEPTEMBER 30,
                              2008             2007
                          -------------   -------------
Tax-exempt income           $1,115,187      $1,165,877
Ordinary income                 86,751              --
Long-term capital gains         75,283          45,582
                            ----------      ----------
                            $1,277,221      $1,211,459
                            ==========      ==========

     MICHIGAN BUSINESS TAX

     As of January 1, 2008, the Fund became subject to the Michigan Business Tax and, for purposes of Statement of Financial Accounting Standard No. 109, "Accounting for Income Taxes," the tax is properly treated as an income tax for financial statement reporting purposes as of the enactment date. The Fund accounts for income taxes using the asset and liability approach. In the second quarter of fiscal 2008, the Fund adopted FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty for Income Taxes - an Interpretation of FASB Statement No. 109." FIN 48 prescribes a recognition threshold and measurement methodology for recording within the financial statements uncertain tax positions taken, or expected to be taken, in tax returns. The cumulative effect of implementing FIN 48 as of January 1, 2008, was zero. The Fund has no unrecognized tax benefits at this time.

     OTHER

     The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   PURCHASES AND DISPOSITIONS OF SECURITIES

     The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $3,146,446 and $3,104,199, respectively for the year ended September 30, 2008.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS - CONTINUED

3.   PORTFOLIO MANAGER

     The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.   RELATED PARTY TRANSACTIONS

     Legal and accounting expenses incurred include $39,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

ITEM 2. CODE OF ETHICS.

     As of September 30, 2008, the registrant had adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party.

     On November 6, 2007, a revision to the registrant's Code of Ethics was approved by its Board of Directors. The revision deleted one of the entries listed under Exempted Transactions in Section 4 from the prohibitions of Section 3 of the Code as it was deemed incompatible with Rule 17j-1(e) of the Investment Company Act. The language that was deleted, Section 4(f), is as follows:

     Purchases or sales which are only remotely potentially harmful to the Fund because they would be very unlikely to affect a highly institutional market, or because they clearly are not related economically to the Securities to be purchased, sold or held by the Fund.

     A copy of the registrant's Code of Ethics is available to shareholders upon request. If you would like to receive a copy, please contact Keyco Bond Fund, Inc. at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034 and one will be sent, without charge, by first-class mail.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

     Although each member of the registrant's Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant's Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's Board of Directors, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Information is contained under the caption "Fees Paid to Independent Auditors" in the registrant's Proxy Statement dated November 19, 2008 and is incorporated herein by reference.

     The registrant's Board of Directors pre-approves all audit and permissible non-audit services rendered to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

     The registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

     This Schedule is included as part of the Report to Shareholders filed under
Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable because the registrant invests exclusively in non-voting fixed income debt securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Portfolio Manager: Joel D. Tauber, President of the registrant since 1995, has primary responsibility for the day-to-day management of the Fund's portfolio. He has served as a manufacturing executive, business consultant and investor since prior to 1999. Following is a report of the number and types of other accounts managed by Mr. Tauber and the assets under management in those accounts:

         Registered investment companies                      None
         Other pooled investment vehicles                     None
         Other accounts:

     Mr. Tauber is managing officer of several limited liability companies and corporations which invest directly or indirectly in operating businesses and which may also invest in other investment partnerships and/or marketable securities. The value of the total assets held by each of these limited liability companies and corporations is not available because most of the investments held by these entities do not have readily available market values.

     Mr. Tauber does not receive any advisory fees which are based on the performance of the investments in these limited liability companies and corporations.

     Conflicts of Interest: While it is possible for a limited liability company or corporation of which Mr. Tauber is managing officer to invest directly in individual municipal bonds, these companies have not done so. It is more likely that, if these entities choose to invest in municipal bonds, they will do so through some type of investment where they will not control or have any influence on which municipal bonds are purchased.

     Since Mr. Tauber receives no advisory fee which is based on the performance of any of the accounts of these companies, no potential conflict of interest exists with regard to advisory fees.

     The registrant has adopted a Code of Ethics and obtains the quarterly transactions and annual holdings of Mr. Tauber, accounts over which he has signature authority and the companies for which he is managing director to review the transactions and holdings for possible conflicts of interest.

     Compensation: Mr. Tauber receives no compensation for his services to the registrant.

     Valuation of Ownership: The value of the registrant's shares beneficially owned by Mr. Tauber is over $1,000,000.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                             DIRECTORS AND OFFICERS

     Following are the directors and officers of the registrant together with a brief description of their principal occupations during the past five years or, in some cases, more than five years. Each director and officer is elected for a one-year term. Ms. Dishell is an aunt of Mr. Purther and Ms. Horing. Mr. Tauber is the father of Ms. Horing. The registrant is the only fund in the fund complex. The address for each director and officer is in care of the Company at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034.

                                                                               PRINCIPAL OCCUPATION(S)
                     POSITION(S) HELD     TERM OF OFFICE AND                  DURING PAST FIVE YEARS AND
   NAME AND AGE         WITH FUND       LENGTH OF TIME SERVED            OTHER DIRECTORSHIPS HELD BY DIRECTOR
------------------   ----------------   ---------------------   ------------------------------------------------------
                                               DISINTERESTED DIRECTORS

Mark E. Schlussel,   Director           One year term           Partner in the firm Schlussel & Schefman, attorneys
67                                      Director since 1979     (Birmingham, MI) since April 2004; previously of
                                                                counsel to the firm of Warner Norcross and Judd,
                                                                attorneys (Southfield, MI) July 2002 to March 2004.

David K. Page,       Director           One year term           Partner in the firm of Honigman Miller Schwartz and
75                                      Director since 1989     Cohn, attorneys (Detroit, MI) for more than five
                                                                years. Director of Meadowbrook Insurance Group, Inc.

                                        INTERESTED DIRECTORS AND OFFICERS

Gail A. Dishell,     Director,          One year term           Vice-President of the Company since September 1979,
72                   Vice-President     Director since 1984     Investor.

Thomas E. Purther,   Director,          One year term           CEO of Paramount Bancorp, Inc., a bank holding company
43                   Secretary          Director since 1994     (Farmington Hills, MI) since February 1998; Chairman
                                                                of Paramount Bank, a commercial bank (Farmington
                                                                Hills, MI) since February 1998; Chairman of Paramount
                                                                Bank of Nevada, a commercial bank (Las Vegas, NV)
                                                                since July 2007; Chairman and CEO of Cambridge
                                                                Investors, LLC, real estate acquisition, development
                                                                and management company (Farmington Hills, MI) since
                                                                June 2000; and a partner in Key Homes, residential
                                                                housing building (Farmington Hills, MI) December 1993
                                                                to December 2003

                                                                               PRINCIPAL OCCUPATION(S)
                     POSITION(S) HELD     TERM OF OFFICE AND                  DURING PAST FIVE YEARS AND
   NAME AND AGE         WITH FUND       LENGTH OF TIME SERVED            OTHER DIRECTORSHIPS HELD BY DIRECTOR
------------------   ----------------   ---------------------   ------------------------------------------------------
Ellen T. Horing,     Director,          One year term           Portfolio manager of Highgate Partners, L.P., an
45                   Treasurer          Director since 1995     investment partnership (Mt. Kisco, NY) since January
                                                                1993; portfolio advisor and partner, Sterling Stamos
                                                                Capital Management, LP (formerly SP Capital
                                                                Management, LP) (New York, NY) January 2003 to
                                                                December 2004 and reduced interest limited partner in
                                                                Sterling Stamos Capital Management, LP from December
                                                                2004 to July 2007.

Joel D. Tauber,      President          One year term           Manufacturing executive, business consultant and
73                                      President since         investor since prior to 1999; Chairman of the Board of
                                        October 1995            Directors of KCL Management Corp. (Chicago, IL) since
                                                                December 2005; Chairman of the Board of Keywell
                                                                Corporation (Chicago, IL) from 1996 to December 2005;
                                                                Manager of Carolina Precision Plastics, LLC (Asheboro,
                                                                NC) from June 2004 to December 2007; Co-Manager of
                                                                Carolina Precision Plastics, LLC (Asheboro, NC) from
                                                                July 2002 to June 2004; Chairman of the Board of Key
                                                                Plastics Holdings, Inc. (Novi, MI) since July 1995.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ Joel D. Tauber
    -----------------------------------
    Joel D. Tauber, President

Date: November 19, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joel D. Tauber
    -----------------------------------
    Joel D. Tauber, President


By: /s/ Ellen T. Horing
    -----------------------------------
    Ellen T. Horing, Treasurer

Date: November 19, 2008

                                 EXHIBIT INDEX

Exhibit No.            Description
-----------            -----------
EX.99.302CERT (a)(2)   Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)      Certification pursuant to Section 906 of the Sarbanes-Oxley Act of
                       2002.